Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Debt.
Gross proceeds		$ 50,000
Conversion amount	$ 49,917
Interest and amortization expense for the issuance costs	$ 600	$ 1,000